Revenue (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue (Details) [Line Items]
Digital asset management fees	$ 40,002	$ 59,613
Digital asset other revenue	2,362	5,587
Coinshares International Limited [Member]
Revenue (Details) [Line Items]
Digital asset management fees			$ 126,371	$ 111,691	$ 53,709
Digital asset other revenue			6,721	5,003	6,920
Coinshares PLC [Member]
Revenue (Details) [Line Items]
Digital asset management fees	40,002	59,613
Digital asset other revenue	2,362	5,587
Digital Asset [Member]
Revenue (Details) [Line Items]
Digital asset management fees	33,200	52,500
Digital asset other revenue		$ 17,000
Digital Asset [Member] | Coinshares International Limited [Member]
Revenue (Details) [Line Items]
Digital asset management fees			120,300	107,200	51,800
Digital asset other revenue			$ 36,800	$ 41,600	$ 31,100
Digital Asset [Member] | Coinshares PLC [Member]
Revenue (Details) [Line Items]
Digital asset other revenue	$ 9,900